Transactions With Related Parties (Details) - USD ($)	3 Months Ended	5 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2016	May 31, 2014	May 28, 2010	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Management fees					$ 20,862,000	$ 17,613,000	$ 14,166,000
General and administrative expenses					2,968,000	2,497,000	1,296,000
Balance due to related party current	$ 0				0	438,000
Balance due from related party current	4,864,000				4,864,000	2,804,000
Navios Acquisition
Related Party Transaction [Line Items]
Balance due to related party current	0				0	346,000
Navios Holdings
Related Party Transaction [Line Items]
Balance due to related party current	0				$ 0	92,000
Management Agreement with the Manager | VLCC
Related Party Transaction [Line Items]
Daily fee				$ 9,500
Management Agreement with the Manager | VLCC | Prior to the IPO
Related Party Transaction [Line Items]
Duration of the agreement			5 years
Termination date of agreement					May 28, 2014
Administrative Services Agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses					$ 1,500,000	$ 1,014,000	$ 800,000
Administrative Services Agreement with the Manager | VLCC | Prior to the IPO
Related Party Transaction [Line Items]
Duration of the agreement			5 years
General partner option agreement
Related Party Transaction [Line Items]
Portion of General Partner interest subject to purchase option					25.00%
Amended Commercial Technical Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily fee	$ 9,500
Extended Management Agreement | VLCC | Prior to the IPO
Related Party Transaction [Line Items]
Duration of the agreement		2 years
Termination date of agreement					May 31, 2020
Adjustment of daily rate expense		5.00%